UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Tax Exempt Income Fund
Class A [PTAEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$46	0.93%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$567,466,935
Total Number of Portfolio Holdings*	316
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax Exempt Income Fund	PAGE 1	38905-STSA-0525

Putnam Tax Exempt Income Fund
Class C [PTECX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$83	1.68%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$567,466,935
Total Number of Portfolio Holdings*	316
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax Exempt Income Fund	PAGE 1	38905-STSC-0525

Putnam Tax Exempt Income Fund
Class R6 [PEXTX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$33	0.66%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$567,466,935
Total Number of Portfolio Holdings*	316
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax Exempt Income Fund	PAGE 1	38905-STSR6-0525

Putnam Tax Exempt Income Fund
Class Y [PTEYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Tax Exempt Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$567,466,935
Total Number of Portfolio Holdings*	316
Portfolio Turnover Rate	4%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Tax Exempt Income Fund	PAGE 1	38905-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Tax Exempt Income
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation

AMBAC AMBAC Indemnity Corporation

BAM Build America Mutual

FGIC Financial Guaranty Insurance Company

FHA Insd. Federal Housing Administration Insured

FHLMC Coll. Federal Home Loan Mortgage Corporation Collateralized

FNMA Coll. Federal National Mortgage Association Collateralized

G.O. Bonds General Obligation Bonds

GNMA Coll. Government National Mortgage Association Collateralized

NATL National Public Finance Guarantee Corporation

PSFG Permanent School Fund Guaranteed

Q-SBLF Qualified School Board Loan Fund

U.S. Govt. Coll. U.S. Government Collateralized

VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.87% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.1%)*	Rating**	Principal amount	Value
Alabama (1.4%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	$7,690,000	$7,714,427
			7,714,427
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds
(Dena’ Nena’ Henash), 4.00%, 10/1/44	A+/F	6,930,000	6,309,610
(Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/39	A+/F	2,575,000	2,445,900
			8,755,510
Arizona (2.8%)
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB–	2,120,000	1,743,764
4.00%, 7/1/51	BBB–	2,000,000	1,701,168
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	561,847
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/37	A	1,100,000	1,065,492
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BB+/F	3,500,000	3,457,111
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA–	600,000	600,604
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	248,626
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	351,586
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa1	1,000,000	1,157,147
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	1,000,000	977,736
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,010,820
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,108
Ser. A, 5.00%, 7/1/35	BB	150,000	150,169
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,029,554
5.00%, 12/1/37	A3	500,000	526,710
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	200,000	200,020
			15,882,462
California (6.3%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BBB–/P	850,000	718,785
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB–/P	5,975,000	4,252,305
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,003,180	2,870,213
CA Muni. Fin Auth. Multi-Fam. Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	3,585,000	3,500,877
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,491,299
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB–/P	3,250,000	2,219,980
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB+/P	1,600,000	1,166,425
(City of Orange Portfolio), 3.00%, 3/1/57	BBB–/P	2,350,000	1,605,678
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB–/P	4,300,000	2,981,511
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BBB+/P	1,460,000	1,278,891

Tax Exempt Income Fund
1

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
California cont.
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	$5,000	$5,431
4.00%, 5/15/35	Aa3	1,500,000	1,488,253
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. A, 5.00%, 7/1/46	Aa2	1,000,000	1,026,616
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,708,141
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	A–/P	860,000	786,856
4.00%, 9/1/41	A–/P	800,000	751,500
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/35	AA–	3,000,000	3,161,838
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB+/P	2,000,000	1,821,394
			35,835,993
Colorado (3.7%)
CO State Hlth. Fac. Auth. Rev. Bonds, (Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,000,401
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A–/F	4,100,000	3,426,977
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
Ser. D, 5.75%, 11/15/37 T	Aa3	2,500,000	2,784,125
Ser. D, 5.75%, 11/15/38 T	Aa3	3,175,000	3,521,043
5.50%, 11/15/38	Aa3	2,100,000	2,277,705
5.50%, 11/15/35	Aa3	2,000,000	2,200,462
5.00%, 11/15/37	Aa3	1,450,000	1,519,195
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A1	5,000,000	3,453,953
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 3.25%, 12/15/50	AA	1,293,000	1,007,241
			21,191,102
Connecticut (0.7%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	A–/F	1,500,000	1,503,065
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	600,000	640,774
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1, 4.10%, 11/15/39	Aaa	1,685,000	1,627,540
			3,771,379
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	632,000
			632,000
District of Columbia (4.9%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	5,000,000	5,243,221
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,254,089
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,030,329
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,547,066
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A–	2,050,000	1,762,385
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44 T	A–	2,050,000	1,836,185
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,672,568
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
4.00%, 10/1/37	A–	3,140,000	3,071,083
4.00%, 10/1/36	A–	1,490,000	1,471,559
(Metrorail), Ser. A, zero %, 10/1/37	A–	11,000,000	5,963,999
			27,852,484
Florida (5.2%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	879,436
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,206,154
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	598,532
4.00%, 7/1/45	Baa3	600,000	513,873
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds
(Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	1,000,000	950,420
(Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,806,257

2
Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Florida cont.
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/26), (Fairfield Running Brook II LP), 3.55%, 1/1/27	Aaa	$6,525,000	$6,540,569
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.)
5.00%, 10/1/42	A+	1,250,000	1,301,704
4.00%, 10/1/52	A+	7,265,000	6,316,524
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A–/F	5,000,000	5,088,021
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	638,351
4.00%, 6/15/51	Ba1	830,000	675,510
4.00%, 6/15/41	Ba1	425,000	372,697
4.00%, 6/15/36	Ba1	315,000	294,581
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	651,993
zero %, 9/1/42	A1	830,000	356,001
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 4.80%, 5/1/55	BBB–/P	700,000	689,545
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A, 4.00%, 10/15/39	A1	500,000	490,983
			29,371,151
Georgia (2.1%)
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC 1086 on Montreal, LLC), 4.00%, 3/1/34	A+	5,000,000	4,881,889
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	3,300,000	3,518,042
Muni. Election Auth. of GA Rev. Bonds
(One), Ser. A, BAM, 5.25%, 1/1/54	AA	1,750,000	1,845,805
(Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	1,984,684
			12,230,420
Hawaii (0.6%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	360,053
4.00%, 7/1/31	Aa3	250,000	250,538
Honolulu City & Cnty., Waste Wtr. Syst. Rev. Bonds, 5.00%, 7/1/38 ##	AA+	2,500,000	2,783,335
			3,393,926
Idaho (0.2%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St Luke’s Hlth. Syst., Ltd.), Ser. A, 4.375%, 3/1/53	A	1,515,000	1,465,919
			1,465,919
Illinois (6.5%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/36	BBB	3,850,000	3,618,294
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,459,212
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,791,275
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	1,938,793
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA–	4,540,000	4,698,177
Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.50%, 1/1/55	A+	3,825,000	3,969,674
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,626,876
5.00%, 10/1/48	Aa2	2,500,000	2,594,055
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	1,250,000	1,317,318
Ser. B, 5.25%, 5/1/40	A3	2,650,000	2,796,429
Ser. A, 5.00%, 12/1/31	A3	2,870,000	2,963,138
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	1,500,000	1,264,846
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	659,396
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	500,497
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	487,287
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), 4.00%, 6/15/52	A	2,900,000	2,467,467
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds, Ser. A, AGM
5.00%, 1/1/54	AA	1,000,000	1,016,537
5.00%, 1/1/49	AA	1,000,000	1,020,682
			37,189,953

Tax Exempt Income Fund
3

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Indiana (1.6%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/45	AA	$1,000,000	$1,049,399
5.00%, 10/1/43	AA	1,550,000	1,636,030
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds
Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,594,544
(Circle City Forward Phase II), 4.125%, 2/1/52	Aa1	3,185,000	2,985,723
			9,265,696
Iowa (0.9%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	3,392,565
IA State Higher Ed. Loan Auth. Rev. Bonds, (U. of Dubuque), 6.00%, 10/1/55	BBB–	1,490,000	1,553,039
			4,945,604
Kentucky (2.0%)
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	2,060,000	2,063,351
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A1	5,000,000	5,021,843
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	1,135,000	1,156,640
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	415,321
5.00%, 7/1/30	A+	1,000,000	1,000,832
U. of KY Lease Purchase Oblig. Rev. Bonds, (Hlth. Care Cancer Ctr.), 5.00%, 10/1/43	AA	1,700,000	1,801,165
			11,459,152
Louisiana (1.3%)
LA Pub. Fac. Auth. Rev. Bonds, (Calcasieu Bridge Partners, LLC), 5.50%, 9/1/59	Baa3	3,250,000	3,362,044
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	A2	4,000,000	3,938,832
			7,300,876
Maryland (0.4%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	758,197
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	299,057
5.00%, 1/1/29	Baa3	290,000	302,741
5.00%, 1/1/28	Baa3	300,000	310,778
5.00%, 1/1/27	Baa3	430,000	440,569
			2,111,342
Massachusetts (0.7%)
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	635,000	635,426
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	3,500,000	3,166,047
			3,801,473
Michigan (1.5%)
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	252,254
Detroit, G.O. Bonds
Ser. C, 6.00%, 5/1/43	Baa2	500,000	549,693
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BBB/P	2,137,784	1,710,616
Karegnondi, Wtr. Auth. Rev. Bonds, 5.00%, 11/1/36	A+	1,285,000	1,321,482
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/45	BBB–/F	1,125,000	943,050
4.00%, 11/15/43	BBB–/F	695,000	591,727
4.00%, 11/15/31	BBB–/F	455,000	439,895
MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	119,750	118,281
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB–	1,855,000	1,876,383
(College for Creative Studies), 5.00%, 12/1/45	BBB	250,000	228,623
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA+	100,000	99,994
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	355,807
			8,487,805
Minnesota (0.8%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,104,156
4.00%, 7/1/31	BB/P	1,000,000	944,866
MN State Res. Hsg. Fin. Agcy. Ser. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 2.85%, 1/1/41	VMIG 1	1,500,000	1,500,000
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,150,000	1,109,740
			4,658,762

4
Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Mississippi (0.3%)
Gulfsport, Hosp. Fac. Rev. Bonds, (Memorial Hosp. at Gulfport), 5.50%, 7/1/55	Baa2	$1,875,000	$1,942,449
			1,942,449
Missouri (3.0%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	2,700,000	2,712,712
4.00%, 3/1/39	A2	5,215,000	4,961,605
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	1,400,000	1,100,308
4.00%, 5/1/40	BB+	2,300,000	1,875,968
4.00%, 5/1/34	BB+	2,000,000	1,785,095
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,750,000	1,342,282
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	2,250,000	2,287,014
5.00%, 10/1/40	AA	1,000,000	1,036,538
			17,101,522
Nebraska (0.5%)
Omaha, Pub. Pwr. Dist. Elec. Rev. Bonds, Ser. A, 5.25%, 2/1/48	Aa2	2,500,000	2,669,168
			2,669,168
Nevada (1.1%)
Las Vegas NV, Convention & Visitor Auth. Ctr. Rev. Bonds, Ser. B, 5.00%, 7/1/43 T	Aa3	3,900,000	3,997,500
Las Vegas, Special Impt. Dist. No. 818 Special Assmt. Bonds, (Summerlin Village 27), 5.00%, 12/1/54	BBB–/P	1,200,000	1,163,475
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Baa2	915,000	890,522
			6,051,497
New Hampshire (3.1%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.)
Ser. 24-1, Class A, 4.25%, 7/20/41	A2	1,977,674	1,908,395
Ser. 23-2, 3.875%, 1/20/38	BBB	3,041,043	2,875,035
Ser. 2, 3.625%, 8/20/39	A3	3,382,694	3,113,164
National Fin. Auth. Affordable Hsg. Certif. Mandatory Put Bonds (10/1/34), Rev. Bonds, Ser. 24-1, Class A, 4.15%, 10/20/40	A	1,500,000	1,458,719
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke’s Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	934,265
4.00%, 8/15/39	A3	1,100,000	1,054,039
4.00%, 8/15/38	A3	1,000,000	954,773
4.00%, 8/15/36	A3	600,000	585,043
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A–	4,500,000	4,539,894
			17,423,327
New Jersey (1.7%)
NJ State Econ. Dev. Auth. Rev. Bonds, (Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,271,550
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,043,390
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB–	1,000,000	1,016,473
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A–	4,000,000	4,088,970
			9,420,383
New Mexico (0.7%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,650,300
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,156,029
			3,806,329
New York (9.8%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	605,000	605,542
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. J, 3.35%, 11/1/65	AA+	5,670,000	4,099,750
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	3,075,000	2,127,548
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	4,000,000	2,444,153
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,485,057
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA–	5,250,000	3,789,089

Tax Exempt Income Fund
5

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54 T	AA+	$7,200,000	$7,557,264
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB–/F	3,000,000	2,451,280
4.00%, 10/31/46	BBB–/F	2,000,000	1,703,447
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,988,104
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	10,000,000	10,563,758
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY)
Ser. A, 8.00%, 9/1/40	BBB–/F	575,000	586,002
Ser. B, 6.00%, 9/1/43	BBB–/F	825,000	891,336
Port Auth. of NY & NJ Rev. Bonds, Ser. 207
Ser. 218, 5.00%, 11/1/49 T	Aa3	4,745,000	4,811,430
5.00%, 9/15/31	Aa3	300,000	307,613
5.00%, 9/15/29	Aa3	3,525,000	3,640,398
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	5,600,000	5,881,035
			55,932,806
North Carolina (0.9%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BBB/F	2,000,000	1,643,428
4.00%, 3/1/41	BBB/F	1,050,000	952,950
4.00%, 3/1/36	BBB/F	900,000	860,439
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (United Methodist Retirement Homes, Inc. (The)), Ser. A
5.125%, 10/1/54	BBB/F	1,500,000	1,516,066
5.00%, 10/1/39	BBB/F	250,000	259,491
			5,232,374
North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,497,120
			1,497,120
Ohio (2.1%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,506,255
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	862,892
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	220,094
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	243,893
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	197,292
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	248,897
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	200,378
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/39	AA+	750,000	733,667
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB–/F	745,000	745,380
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	407,488
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,427
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,754,892
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), 5.00%, 12/1/58	AA	2,740,000	2,791,247
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	Baa1	645,000	649,770
5.00%, 2/15/33	Baa1	355,000	358,001
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	134,113
			12,069,686
Other (1.0%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. Ser. 19-ML-05, Class Class A-US, 3.40%, 1/25/36	AA+	2,988,921	2,869,234
Federal Home Loan Mortgage Corporation Structured Pass-through certificates Ser. 24 ML-22, Class A-US, 4.684%, 10/25/40	AA+	2,733,831	2,809,518
			5,678,752

6
Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Pennsylvania (3.6%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 1/1/46	AA	$3,500,000	$3,170,697
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	845,000	845,104
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,000,000	901,967
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 3.75%, 7/1/34	A-1+	620,000	620,000
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,392,010
PA State Tpk. Comm. Rev. Bonds
4.90%, 12/1/44	Aa3	5,000,000	5,052,744
Ser. A, 4.00%, 12/1/49	A2	2,160,000	1,932,769
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,451,131
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph’s U.), 5.00%, 11/1/47	A–/P	2,350,000	2,354,986
(Independence Charter School-West), 5.00%, 6/15/39	BB+/P	500,000	481,175
(Independence Charter School-West), 4.00%, 6/15/29	BB+/P	260,000	251,720
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	1,000,000	846,834
			20,301,137
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB–/P	1,550,000	1,466,733
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB–/P	2,900,000	2,792,445
			4,259,178
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB+/P	3,250,000	3,249,825
			3,249,825
South Carolina (2.7%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	760,552
4.00%, 11/1/31	A1	750,000	762,048
SC State Jobs Econ. Dev. Auth. Hlth. Fac. Rev. Bonds, (Novant Hlth.), 5.50%, 11/1/50	A1	5,000,000	5,418,580
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	1,300,000	1,236,212
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. B, 5.00%, 12/1/48	A3	2,750,000	2,845,469
Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,041,684
			15,064,545
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB–	1,000,000	776,401
4.00%, 8/1/51	BBB–	250,000	198,985
4.00%, 8/1/41	BBB–	1,400,000	1,212,754
			2,188,140
Tennessee (2.8%)
Johnson City, Hlth. & Edl. Fac. Board Multi-Fam. Mandatory Put Bonds (12/1/26), (Roan Hill LP), 3.60%, 12/1/27	AA+	3,000,000	3,019,022
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group — UTK Properties, LLC), Ser. A-1, BAM
5.50%, 7/1/59	AA	1,750,000	1,839,181
5.50%, 7/1/54	AA	1,000,000	1,057,219
5.25%, 7/1/49	AA	1,250,000	1,300,128
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,025,610
Williamson Cnty., Indl. Dev. Board Multi-Fam. Hsg. Mandatory Put Bonds (5/1/27), (ECG Wood Duck LP), 5.00%, 5/1/42	Aaa	6,625,000	6,806,503
			16,047,663
Texas (8.2%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Ed. Foundation, Inc.), PSFG, 4.50%, 8/15/60	Aaa	1,000,000	959,780
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	3,600,000	3,338,501
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A–	375,000	383,255
(Braination, Inc.), 4.50%, 8/15/54	Aaa	2,280,000	2,236,438
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,525,000	2,414,693
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,291,629
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,459,280
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,478,587

Tax Exempt Income Fund
7

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Texas cont.
Galveston, Wharves and Term. Rev. Bonds, (AMT First Lien), Ser. A
5.50%, 8/1/44	A	$550,000	$580,652
5.50%, 8/1/43	A	400,000	422,880
5.50%, 8/1/42	A	500,000	529,058
5.50%, 8/1/41	A	500,000	530,573
5.50%, 8/1/40	A	500,000	533,732
Grand Parkway Trans. Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/48 T	AA+	4,500,000	4,576,365
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,075,000	1,074,912
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 5.25%, 10/1/54	BBB–	1,250,000	1,228,713
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	592,108
5.00%, 8/15/36	BBB+	430,000	433,354
5.00%, 8/15/34	BBB+	300,000	304,052
5.00%, 8/15/33	BBB+	240,000	243,085
5.00%, 8/15/31	BBB+	100,000	101,930
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB–	600,000	411,094
3.00%, 9/1/44	BBB–	500,000	357,529
3.00%, 9/1/40	BBB–	225,000	171,970
3.00%, 9/1/39	BBB–	250,000	195,849
3.00%, 9/1/38	BBB–	200,000	160,299
3.00%, 9/1/37	BBB–	220,000	180,012
3.00%, 9/1/34	BBB–	150,000	130,489
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, Ser. A, 6.00%, 5/15/52	A	3,250,000	3,533,825
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	2,250,000	2,358,709
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,089,537
(TX Woman’s U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,492,155
Port of Houston Auth. of Harris Cnty. Rev. Bonds, 5.00%, 10/1/48	AA+	5,745,000	5,979,595
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	251,456
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A–/F	2,750,000	2,763,959
TX State Trans. Comm. Rev. Bonds, (Central TX Tpk. Syst.), Ser. A, 3.00%, 8/15/40	A2	3,550,000	2,972,949
			46,763,004
Utah (2.9%)
UT Cnty., Hosp. Rev. Bonds, (Intermountain Hlth.), Ser. A, 5.00%, 5/15/41	Aa1	7,170,000	7,236,110
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB–/F	500,000	450,055
4.00%, 10/15/38	BBB–/F	500,000	469,052
4.00%, 10/15/36	BBB–/F	300,000	285,429
4.00%, 10/15/34	BBB–/F	800,000	776,041
4.00%, 10/15/32	BBB–/F	500,000	492,636
3.00%, 10/15/45	BBB–/F	1,000,000	716,797
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/33	BBB–/F	1,225,000	1,197,740
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,149,521
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	727,767
5.00%, 10/15/33	AA	420,000	428,220
5.00%, 10/15/31	AA	530,000	543,124
			16,472,492
Virginia (2.0%)
Federal Home Loan Mortgage Corporation Multifamily VRD certificates, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	6,945,000	6,055,205
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	5,150,000	5,354,013
			11,409,218

8
Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Washington (3.3%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	$3,325,000	$3,700,012
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA–	1,000,000	1,013,046
5.00%, 8/1/41	AA–	2,000,000	2,070,821
5.00%, 8/1/38	AA–	3,000,000	3,133,460
5.00%, 8/1/37	AA–	1,500,000	1,570,893
WA State Hsg. Fin. Comm. Rev. Bonds
Ser. 1, Class A, 3.812%, 3/20/40	A3	1,096,713	1,019,838
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,856,982	3,547,333
Ser. 1, Class A, 3.375%, 4/20/37	BBB+	3,259,788	2,869,601
			18,925,004
West Virginia (0.2%)
Ohio Cnty., Comm. Tax Increment Rev. Tax Alloc. Bonds, (Highlands (The))
5.25%, 6/1/53	BBB–	750,000	746,374
5.25%, 6/1/44	BBB–	500,000	504,908
			1,251,282
Wisconsin (3.9%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
4.00%, 4/1/42	BB+	830,000	726,173
4.00%, 4/1/42 (Prerefunded 4/1/32)	AAA/P	20,000	20,800
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	575,000	575,364
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,368,648
Pub. Fin. Auth. Ed. Rev. Bonds, (Triad Math & Science Academy Co.), 5.25%, 6/15/65	BBB–	250,000	240,088
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB–/P	1,600,000	1,636,374
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	1,427,605	1,462,436
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/53	BBB–	2,000,000	2,061,668
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB–	2,000,000	1,952,132
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Marshfield Clinic Hlth. Syst.), 5.50%, 2/15/54	BBB	2,200,000	2,335,272
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,323,617
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	7,796,545
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	395,984
			21,895,101
Total municipal bonds and notes (cost $591,909,441)			$573,969,438
SHORT-TERM INVESTMENTS (2.1%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53% L	Shares 11,717,164	$11,717,164
U.S. Treasury Bills 4.312%, 4/8/25 #	$400,000	399,670
Total short-term investments (cost $12,116,836)		$12,116,834
TOTAL INVESTMENTS
Total investments (cost $604,026,277)	$586,086,272
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $567,466,935.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $355,680 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Tax Exempt Income Fund
9

##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.87%, 4.41%, 4.29%, and 4.19%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Transportation	20.7%
Health care	18.3
Housing	15.5
Education	12.8
FUTURES CONTRACTS OUTSTANDING at 3/31/25(Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Bond Ultra 30 yr (Short)	58	$7,090,500	$7,090,500	Jun-25	$(58,582)
Unrealized appreciation					—
Unrealized (depreciation)					(58,582)
Total					$(58,582)
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$573,969,438	$—
Short-term investments	—	12,116,834	—
Totals by level	$—	$586,086,272	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(58,582)	$—	$—
Totals by level	$(58,582)	$—	$—

The accompanying notes are an integral part of these financial statements.

10
Tax Exempt Income Fund

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $592,309,113)	$574,369,108
Affiliated issuers (identified cost $11,717,164) (Note 5)	11,717,164
Interest and other receivables	7,432,320
Receivable for shares of the fund sold	560,102
Receivable for investments sold	3,739,407
Prepaid assets	48,774
Total assets	597,866,875

LIABILITIES
Payable to custodian	205,300
Payable for investments purchased	3,622,038
Payable for purchases of delayed delivery securities (Note 1)	2,866,825
Payable for shares of the fund repurchased	1,122,680
Payable for compensation of Manager (Note 2)	199,851
Payable for custodian fees (Note 2)	6,180
Payable for investor servicing fees (Note 2)	69,470
Payable for Trustee compensation and expenses (Note 2)	287,247
Payable for administrative services (Note 2)	1,142
Payable for distribution fees (Note 2)	108,249
Payable for floating rate notes issued (Note 1)	21,634,769
Payable for variation margin on futures contracts (Note 1)	25,382
Distributions payable to shareholders	121,031
Other accrued expenses	129,776
Total liabilities	30,399,940
Net assets	$567,466,935

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$612,585,487
Total distributable earnings (Note 1)	(45,118,552)
Total — Representing net assets applicable to capital shares outstanding	$567,466,935

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($489,939,644 divided by 63,737,678 shares)	$7.69
Offering price per class A share (100/96.00 of $7.69)*	$8.01
Net asset value and offering price per class C share ($3,396,145 divided by 440,579 shares)**	$7.71
Net asset value, offering price and redemption price per class R6 share ($8,525,675 divided by 1,107,109 shares)	$7.70
Net asset value, offering price and redemption price per class Y share ($65,605,471 divided by 8,511,192 shares)	$7.71
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Tax Exempt Income Fund	11

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Interest	$12,239,499
Dividends (including dividend income of $376,145 from investments in affiliated issuers) (Note 5)	376,145
Total investment income	12,615,644

EXPENSES
Compensation of Manager (Note 2)	1,213,249
Investor servicing fees (Note 2)	214,186
Custodian fees (Note 2)	8,242
Trustee compensation and expenses (Note 2)	10,260
Distribution fees (Note 2)	653,483
Administrative services (Note 2)	6,678
Interest and fees expense (Note 1)	383,756
Other	163,439
Total expenses	2,653,293
Expense reduction (Note 2)	(5,980)
Net expenses	2,647,313
Net investment income	9,968,331

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,918,368
Futures contracts (Note 1)	746,623
Total net realized gain	2,664,991
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(24,868,306)
Futures contracts	(120,101)
Total change in net unrealized depreciation	(24,988,407)
Net loss on investments	(22,323,416)
Net decrease in net assets resulting from operations	($12,355,085)

The accompanying notes are an integral part of these financial statements.

12	Tax Exempt Income Fund

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$9,968,331	$20,664,068
Net realized gain (loss) on investments	2,664,991	(8,127,542)
Change in net unrealized appreciation (depreciation) of investments	(24,988,407)	63,337,375
Net increase (decrease) in net assets resulting from operations	(12,355,085)	75,873,901
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(200,777)	(494,554)
Class B	—	(89)
Class C	(1,244)	(5,516)
Class R6	(28,462)	(6,979)
Class Y	(3,575)	(66,061)
From tax-exempt net investment income
Class A	(8,123,519)	(16,672,199)
Class B	—	(3,188)
Class C	(47,583)	(139,699)
Class R6	(120,372)	(268,113)
Class Y	(1,165,030)	(2,407,697)
Decrease from capital share transactions (Note 4)	(25,094,638)	(42,005,271)
Total increase (decrease) in net assets	(47,140,285)	13,804,535
Net assets
Beginning of period	614,607,220	600,802,685
End of period	$567,466,935	$614,607,220
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Tax Exempt Income Fund	13

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
March 31, 2025**	$7.98	.13	(.29)	(.16)	(.13)	—	(.13)	$7.69	(2.04)*	$489,940	.47*	1.68*	4*
September 30, 2024	7.28	.26	.69	.95	(.25)	—	(.25)	7.98	13.19	527,777.92		3.33	35
September 30, 2023	7.31	.24	(.03)	.21	(.24)	—	(.24)	7.28	2.76	524,411.94		3.16	38
September 30, 2022	8.85	.19	(1.38)	(1.19)	(.19)	(.16)	(.35)	7.31	(13.83)	569,476.83		2.29	57
September 30, 2021	8.68	.19	.17	.36	(.19)	—	(.19)	8.85	4.14	768,286.80		2.11	34
September 30, 2020	8.86	.21	.01	.22	(.21)	(.19)	(.40)	8.68	2.62	785,840.80		2.44	41
Class C
March 31, 2025**	$8.00	.10	(.29)	(.19)	(.10)	—	(.10)	$7.71	(2.40)*	$3,396	.84*	1.30*	4*
September 30, 2024	7.31	.20	.68	.88	(.19)	—	(.19)	8.00	12.17	4,625	1.67	2.58	35
September 30, 2023	7.33	.18	(.02)	.16	(.18)	—	(.18)	7.31	2.13	6,802	1.69	2.41	38
September 30, 2022	8.87	.13	(1.38)	(1.25)	(.13)	(.16)	(.29)	7.33	(14.44)	9,532	1.58	1.53	57
September 30, 2021	8.70	.12	.17	.29	(.12)	—	(.12)	8.87	3.36	15,362	1.55	1.37	34
September 30, 2020	8.88	.14	.02	.16	(.15)	(.19)	(.34)	8.70	1.79	21,434	1.58	1.67	41
Class R6
March 31, 2025**	$7.99	.14	(.29)	(.15)	(.14)	—	(.14)	$7.70	(1.90)*	$8,526	.33*	1.82*	4*
September 30, 2024	7.30	.28	.68	.96	(.27)	—	(.27)	7.99	13.34	8,646.64		3.60	35
September 30, 2023	7.32	.26	(.02)	.24	(.26)	—	(.26)	7.30	3.20	6,925.66		3.43	38
September 30, 2022	8.86	.21	(1.38)	(1.17)	(.21)	(.16)	(.37)	7.32	(13.58)	3,337.56		2.53	57
September 30, 2021	8.69	.21	.17	.38	(.21)	—	(.21)	8.86	4.42	5,569.54		2.36	34
September 30, 2020	8.88	.23	.01	.24	(.24)	(.19)	(.43)	8.69	2.76	3,809.56		2.67	41
Class Y
March 31, 2025**	$8.00	.14	(.29)	(.15)	(.14)	—	(.14)	$7.71	(1.91)*	$65,605	.34*	1.80*	4*
September 30, 2024	7.31	.28	.68	.96	(.27)	—	(.27)	8.00	13.29	73,560.67		3.57	35
September 30, 2023	7.33	.26	(.02)	.24	(.26)	—	(.26)	7.31	3.16	62,506.69		3.41	38
September 30, 2022	8.87	.21	(1.38)	(1.17)	(.21)	(.16)	(.37)	7.33	(13.57)	69,590.58		2.52	57
September 30, 2021	8.70	.21	.17	.38	(.21)	—	(.21)	8.87	4.40	137,025.55		2.35	34
September 30, 2020	8.88	.23	.01	.24	(.23)	(.19)	(.42)	8.70	2.84	110,294.58		2.64	41
*	Not annualized.
**	Unaudited.
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.
[c]	Includes interest and fee expense associated with borrowings which amounted to the following:
Periods ended	Percentage of average net assets
March 31, 2025	0.07%
September 30, 2024	0.12
September 30, 2023	0.12
September 30, 2022	0.03
September 30, 2021	0.02
September 30, 2020	0.03

The accompanying notes are an integral part of these financial statements.

14
Tax Exempt Income Fund

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as the fund’s investment manager believes to be consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate-to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in tax-exempt investments, which for purposes of this policy exclude investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds may be subject to federal AMT for individuals. These investments are not included for the purpose of complying with the 80% investment policy. Tax-exempt investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Tax Exempt Income Fund
15

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $30,846,297 were held by the TOB trust and served as collateral for $21,634,769 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $321,185 for these investments based on an average interest rate of 3.01%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$15,362,070	$14,165,476	$29,527,546

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $605,220,329, resulting in gross unrealized appreciation and depreciation of $11,340,650 and $30,533,289, respectively, or net unrealized depreciation of $19,192,639.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the

16
Tax Exempt Income Fund

ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.206% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$186,301
Class C	1,396
Class R6	2,100
Class Y	24,389
Total	$214,186

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,980 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $399, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$634,185
Class C	1.00%	1.00%	19,298
Total			$653,483

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $3,065 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $5,461 on class A redemptions.

Tax Exempt Income Fund
17

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$25,748,351	$45,267,328
U.S. government securities (Long-term)	—	—
Total	$25,748,351	$45,267,328

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,453,521	$19,208,878	4,411,003	$34,251,048
Shares issued in connection with reinvestment of distributions	971,508	7,597,290	2,003,135	15,533,197
	3,425,029	26,806,168	6,414,138	49,784,245
Shares repurchased	(5,835,175)	(45,677,580)	(12,251,325)	(94,524,974)
Net decrease	(2,410,146)	$(18,871,412)	(5,837,187)	$(44,740,729)
	YEAR ENDED 9/30/24 *
Class B	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	409	3,163
	409	3,163
Shares repurchased	(22,288)	(175,346)
Net decrease	(21,879)	$(172,183)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	8,032	$62,832	50,818	$390,215
Shares issued in connection with reinvestment of distributions	6,038	47,359	17,965	139,370
	14,070	110,191	68,783	529,585
Shares repurchased	(151,503)	(1,196,249)	(421,837)	(3,269,249)
Net decrease	(137,433)	$(1,086,058)	(353,054)	$(2,739,664)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	247,016	$1,936,040	437,359	$3,356,606
Shares issued in connection with reinvestment of distributions	18,998	148,816	35,258	274,349
	266,014	2,084,856	472,617	3,630,955
Shares repurchased	(240,499)	(1,886,159)	(339,801)	(2,579,872)
Net increase	25,515	$198,697	132,816	$1,051,083
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,403,930	$11,035,436	3,656,358	$27,863,985
Shares issued in connection with reinvestment of distributions	135,564	1,062,759	284,627	2,215,253
	1,539,494	12,098,195	3,940,985	30,079,238
Shares repurchased	(2,222,437)	(17,434,060)	(3,303,219)	(25,483,016)
Net increase (decrease)	(682,943)	$(5,335,865)	637,766	$4,596,222

* Effective September 5, 2024, the fund terminated its class B shares.

18
Tax Exempt Income Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$9,638,253	$77,458,945	$75,380,034	$376,145	$11,717,164
Total Short-term investments	$9,638,253	$77,458,945	$75,380,034	$376,145	$11,717,164
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	60

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Interest rate contracts	Receivables	$—	Payables, Net asset - Unrealized depreciation	$58,582 *
Total		$—		$58,582
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$746,623	$746,623
Total	$746,623	$746,623
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(120,101)	$(120,101)
Total	$(120,101)	$(120,101)

Tax Exempt Income Fund
19

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts §	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts §	25,382	25,382
Total Liabilities	$25,382	$25,382
Total Financial and Derivative Net Assets	$(25,382)	$(25,382)
Total collateral received (pledged) †##	$—
Net amount	$(25,382)
Controlled collateral received (including TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $355,680.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

20
Tax Exempt Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Tax Exempt Income Fund
21

© 2025 Franklin Templeton. All rights reserved.	38905-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025